Operating Leases - Rental Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
Rental income	¥ 291,693	¥ 178,761	¥ 128,074